PROSPECTUS SUPPLEMENT

DATED

May 1, 2021

FOR

EXECUTIVE BENEFITS (COLI) VUL

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with the Prospectus dated May 1, 2015 and supplement dated May 1, 2020 for Executive Benefits VUL, a corporate owned variable universal life insurance policy issued through The Guardian Separate Account N.

The information below regarding your allocation options replaces the chart of variable investment options in your prospectus, as amended, in the section entitled “Your Allocation Options — The Variable Investment Options.”

The following is a list of Funds available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at http://prospectuses.guardianlife.com/GuardianLife/ProspectusesandFinancialReports/. You can also request this information at no cost by calling the Customer Service Office Contact Center at 1-888- GUARDIAN (1-888-482-7342) or by sending an email request to GIAC_CRU@glic.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Long-term growth of capital.	AB VPS Global Thematic Growth Portfolio (Class B) AllianceBernstein, L.P.	1.20%	39.08%	17.03%	9.67%
Long-term growth of capital.	AB VPS Growth and Income Portfolio (Class B) AllianceBernstein, L.P.	0.87%	2.47%	9.46%	11.29%
Long-term growth of capital.	AB VPS Large Cap Growth Portfolio (Class B) AllianceBernstein, L.P.	0.92%	35.15%	20.15%	17.14%
Long-term capital appreciation.	Alger Capital Appreciation Portfolio (Class S) Fred Alger Management, LLC[1]	1.18%	41.40%	19.72%	16.65%
Capital growth.	American Century VP Capital Appreciation Fund (Class I Shares) American Century Investment Management, Inc.	0.93%	42.46%	18.14%	13.67%
Long-term capital growth with income as secondary objective.	American Century VP Mid Cap Value Fund (Class I Shares) American Century Investment Management, Inc.	0.85%	1.21%	9.35%	10.43%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class III) BlackRock Advisors, LLC	1.01%	20.70%	9.17%	6.61%
Seeks long-term appreciation of capital	ClearBridge Variable Appreciation Portfolio (Class II) Legg Mason Partners Fund Advisor, LLC ClearBridge Investments, LLC	0.99%	14.48%	13.67%	12.58%
[1]

Effective Friday, April 30, 2021, Alger Capital Appreciation Portfolio (Class S) (the “Fund”) was closed to all new investors. The Fund may resume sales to all investors (or further suspend sales) at some future date if the Board of Trustees determine that doing so would be in the best interest of shareholders. As of April 30, 2021, if you have contract value allocated, premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), you may continue to make additional investments in the Fund. If at any time after April 30, 2021, you no longer have Contract Value allocated to the Fund and no Allocation Instructions that include the Fund, the Fund will no longer be available as an investment allocation option under your contract.

Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio (Class II) Legg Mason Partners Fund Advisor, LLC ClearBridge Investments, LLC	1.10%	15.10%	10.33%	10.76%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio (Class II) Legg Mason Partners Fund Advisor, LLC ClearBridge Investments, LLC	1.06%	42.91%	19.54%	15.59%
Long-term growth of capital.	Davis Financial Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	0.73%	-5.99%	7.95%	9.25%
Total return through a combination of growth and income.	Davis Real Estate Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	1.00%	-8.08%	5.49%	7.87%
Long-term growth of capital.	Davis Value Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	0.65%	11.72%	11.68%	10.47%
Seeks maximum long term total return, consistent with reasonable risk.	LVIP Delaware Diversified Income Fund (Service Class) formerly Delaware VIP Diversified Income Series (Service Class)[2] Delaware Management Company, a series of Macquarie Investment Management Business Trust, which is a subsidiary of Macquarie Management Holdings, Inc.	0.84%	10.69%	5.22%	4.10%
Seeks long-term capital appreciation.	Delaware VIP Emerging Markets Series (Service Class) Delaware Management Company, a series of Macquarie Investment Management Business Trust, which is a subsidiary of Macquarie Management Holdings, Inc. Macquarie Investment Management Global Limited Macquarie Funds Management Hong Kong Limited	1.23%	24.69%	15.33%	4.82%
Seeks maximum long term total return, consistent with reasonable risk.	LVIP Delaware Limited-Term Diversified Income Fund (Service Class) formerly Delaware VIP Limited-Term Diversified Income Series (Service Class)[3] Delaware Management Company, a series of Macquarie Investment Management Business Trust, which is a subsidiary of Macquarie Management Holdings, Inc.	0.83%	4.10%	2.51%	1.83%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.78%	14.72%	9.70%	7.88%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity VIP Freedom 2030 Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.84%	16.64%	11.31%	9.24%
[2]

Effective April 30, 2021, pursuant to Board and Shareholder approval, Delaware VIP Diversified Income Series (Service Class) was merged into LVIP Delaware Diversified Income Fund (Service Class), which is now an investment option under the policy. Delaware VIP Diversified Income Series (Service Class) is no longer an investment option under the contract.

[3]

Effective April 30, 2021, pursuant to Board and Shareholder approval, Delaware VIP Limited-Term Diversified Income Series (Service Class) was merged into LVIP Delaware Diversified Income Fund (Service Class), which is now an investment option under the policy. Delaware VIP Limited-Term Diversified Income Series (Service Class) is no longer an investment option under the contract.

2

Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks long-term capital appreciation	Fidelity VIP Contrafund® Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.86%	30.23%	15.90%	13.23%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund.	0.49%	0.24%	0.77%	0.39%
Seeks a high level of current income, while also considering growth of capital.	Fidelity VIP High Income Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.92%	2.42%	6.70%	5.30%
Seeks long-term growth of capital.	Fidelity VIP Mid Cap Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.87%	17.87%	10.79%	9.22%
Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Shares VIP Fund (Class 2 Shares) Franklin Mutual Advisers, LLC	0.98%	-5.04%	5.88%	6.99%
Seeks capital appreciation, with income as a secondary goal.	Franklin Small Cap Value VIP Fund (Class 2 Shares) Franklin Mutual Advisers, LLC	0.93%	5.19%	10.77%	9.20%
Growth of capital; current income as secondary objective.	Gabelli Capital Asset Fund Gabelli Funds, LLC	1.32%	0.38%	7.98%	8.04%
Total return, comprised of current income and capital appreciation.	Invesco V.I. Global Fund (Series II) formerly Invesco Oppenheimer V.I. Global Fund Series II Invesco Advisers, Inc.[4]	1.02%	27.34%	14.56%	11.36%
Long-term growth of capital.	Invesco V.I. Core Equity Fund (Series II) Invesco Advisers, Inc.	1.06%	13.57%	10.40%	9.28%
Seeks both capital appreciation and current income.	Invesco V.I. Equity and Income Fund (Series II) formerly Invesco V.I. Managed Volatility Fund (Series II) Invesco Advisers, Inc.[5]	0.82%	9.65%	8.61%	8.29%
Total return, comprised of current income and capital appreciation.	Invesco V.I. Government Securities Fund (Series II) Invesco Advisers, Inc.	0.92%	5.97%	2.92%	2.52%
Long-term growth of capital.	Invesco V.I. Growth and Income Fund (Series II) Invesco Advisers, Inc.	1.00%	1.85%	8.40%	9.05%
Long-term capital appreciation	Invesco V.I. Main Street Mid Cap Fund (Series II) formerly Invesco V.I. Mid Cap Core Equity Fund (Series II) Invesco Advisers, Inc.[6]	1.19%	8.94%	9.33%	7.55%
[4]

Effective April 30, 2021, pursuant to Board and Shareholder approval, Invesco V.I. Oppenheimer Global Fund Series II was merged into Invesco V.I. Global Fund (Series II), which is now an investment option under the policy. Invesco Oppenheimer Global Fund Series II is no longer an investment option under the contract.

[5]

Effective April 30, 2021, pursuant to Board and Shareholder approval, Invesco V.I. Managed Volatility Fund (Series II) was merged into Invesco V.I. Equity and Income Fund (Series II), which is now an investment option under the policy. Invesco V.I. Managed Volatility Fund (Series II) is no longer an investment option under the contract.

[6]

Effective April 30, 2021, pursuant to Board and Shareholder approval, Invesco V.I. Mid Cap Core Equity Fund (Series II) was merged into Invesco V.I. Main Street Mid Cap Fund (Series II), which is now an investment option under the policy. Invesco V.I. Mid Cap Core Equity Fund (Series II) is no longer an investment option under the contract.

3

Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
To seek to provide growth of capital.	Ivy VIP Small Cap Growth Class II Ivy Investment Management Company	1.15%	37.66%	15.59%	11.15%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio (Services Shares) Janus Capital Management LLC	0.87%	14.03%	11.53%	9.95%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio (Service Shares) Janus Capital Management LLC	0.97%	19.18%	17.92%	14.97%
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio (Service Shares) Janus Capital Management LLC	1.01%	39.03%	20.73%	16.73%
Seeks long-term growth of capital.	Janus Henderson Global Research Portfolio (Service Shares) Janus Capital Management LLC	1.09%	19.76%	13.06%	9.81%
Seeks capital appreciation.	Janus Henderson Mid Cap Value Portfolio (Service Share) Janus Capital Management LLC	1.05%	-1.21%	8.36%	7.75%
Seeks long-term growth of capital.	Janus Henderson Research Portfolio (Service Shares) Janus Capital Management LLC	0.85%	32.58%	17.38%	14.38%
Seeks capital appreciation.	MFS® Growth Series (Service Class) Massachusetts Financial Services Company	0.98%	31.54%	19.98%	16.50%
Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS® Income Portfolio (Service Class) Massachusetts Financial Services Company	1.00%	9.11%	6.33%	4.78%
Seeks capital appreciation.	MFS® Research Series (Service Class) Massachusetts Financial Services Company	1.04%	16.31%	14.45%	12.77%
Seeks total return.	MFS® Total Return Series (Service Class) Massachusetts Financial Services Company	0.86%	9.52%	8.58%	8.07%
Seeks to provide investors with capital appreciation and some current income	Morningstar Balanced ETF Asset Allocation Portfolio (Class II) ALPS Advisors, Inc. Morningstar Investment Management, LLC	0.88%	9.12%	7.90%	6.26%
Seeks to provide investors with capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio (Class II) ALPS Advisors, Inc. Morningstar Investment Management, LLC	0.89%	10.01%	9.29%	7.26%
Seeks to provide investors with current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio (Class II) ALPS Advisors, Inc. Morningstar Investment Management, LLC	0.87%	8.43%	6.51%	5.00%
The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Advisor Class) PIMCO	0.94%	11.60%	5.15%	3.53%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio (Advisor Class) PIMCO	0.79%	8.54%	4.65%	3.83%
Seeks long-term capital growth.	Templeton Foreign VIP Fund (Class 2 Shares) Templeton Investment Counsel, LLC	1.11%	-1.16%	3.30%	2.42%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund (Class 2 Shares) Franklin Advisers, Inc.	0.74%	-5.28%	0.66%	1.56%

4

Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks long-term capital growth.	Templeton Growth VIP (Class 2 Shares) Templeton Global Advisors Limited	1.16%	5.80%	6.15%	6.08%
The Victory 500 Index VIP Series seeks to match, before fees and expenses, the performance of the stocks composing the Victory US Large Cap 500 Index.	Victory 500 Index VIP Series Victory Capital Management Inc.	0.28%	20.13%	15.32%	13.79%
To seek current income. Capital appreciation is a secondary objective.	Victory High Yield VIP Series Victory Capital Management Inc. Park Avenue Institutional Advisers LLC	0.89%	7.92%	9.75%	6.76%
To seek a high level of current income and capital appreciation without undue risk to principal.	Victory INCORE Investment Quality Bond VIP Series Victory Capital Management Inc.	0.56%	8.35%	4.62%	4.05%
A high level of current income consistent with preservation of capital.	Victory INCORE Low Duration Bond VIP Series Victory Capital Management Inc.	0.53%	4.33%	2.56%	1.94%
Long-term capital appreciation.	Victory RS International VIP Series Victory Capital Management Inc.	0.93%	6.24%	8.27%	5.96%
Long-term capital appreciation.	Victory RS Large Cap Alpha VIP Series Victory Capital Management Inc.	0.55%	-0.44%	8.98%	9.64%
Long-term capital growth.	Victory RS Small Cap Growth Equity VIP Series Victory Capital Management Inc.	0.88%	38.06%	19.77%	16.55%
Long-term capital appreciation.	Victory Sophus Emerging Markets VIP Series Victory Capital Management Inc.	1.35%	16.17%	13.06%	3.01%
Seeks long-term capital appreciation.	Wells Fargo VT International Equity Fund (Class II) Wells Fargo Funds Management, LLC Wells Capital Management Incorporated	0.94%	4.93%	5.18%	3.89%

Except as set forth herein, all other provisions of the prospectus and supplement noted above shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

5